Shareholders' Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shareholders’ Equity [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference Per Share	$ 25.00
Preferred Stock, Redemption Date	Jan. 05, 2018
Preferred Stock, Dividend Rate, Percentage	6.75%
Preferred Stock, Amount of Preferred Dividends in Arrears	$ 0